INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Disclosure of deferred income tax balances, unused tax losses, and other deductible temporary differences
In addition, the Company has not recognized the following tax attributes as at December 31, 2019:

(US $ millions)
United States – State tax loss (2021–2039)	$252
United States – State tax credits (2020–2026)	59
The sources of deferred income tax balances are as follows:

(US $ millions)	Dec 31, 2019	Dec 31, 2018
Property, plant and equipment, differences in basis	$(209)	$(187)
Benefit of tax loss carryforwards	7	12
Other temporary differences in basis	12	9
Net deferred income tax liabilities	$(190)	$(166)

(US $ millions)	Dec 31, 2019	Dec 31, 2018
Deferred income tax assets	$2	$6
Deferred income tax liabilities	(192)	(172)
Net deferred income tax liabilities	$(190)	$(166)
As at December 31, 2019, the Company had the following tax losses available for carry forward:

	Amount (millions)	Latest Expiry Year
Tax loss carryforwards
United States – State tax loss	US$307	2039
Canada – capital loss	C$189	Indefinite
Canada – non-capital loss	C$15	2037
Belgium – trading loss	€30	Indefinite

Disclosure of major components of tax expense (income)
Income tax recovery (expense) recognized in the statement of earnings comprises the following:

(US $ millions)	2019	2018
Current income tax recovery (expense)	$47	$(81)
Deferred income tax expense	(20)	(19)
Income tax recovery (expense)	$27	$(100)
The income tax recovery (expense) is calculated as follows:

(US $ millions)	2019	2018
(Loss) earnings before income tax	$(69)	$471
Income tax recovery (expense) at combined Canadian federal and provincial statutory rate of 26% (2018 – 26%)	18	(122)
Effect of:
Rate differences on foreign activities	10	14
(Derecognition) recognition of the benefit of tax losses and other deferred tax assets	(5)	4
Remeasurement of deferred tax liabilities, net	4	3
Other	—	1
Income tax recovery (expense)	$27	$(100)
Income tax recovery recognized in the statement of comprehensive income comprises the following:
(US $ millions)	2019	2018
Foreign currency translation gain (loss) on foreign operations	$13	$(21)
Tax	1	—
Net of tax	$14	$(21)